Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

8. Commitments and Contingencies

Litigation

From time to time, the Company is involved in various claims and legal actions that arise in the ordinary course of business. We accrue a liability when a loss is considered probable and the amount can be reasonably estimated. When a material loss contingency is reasonably possible but not probable, we do not record a liability, but instead disclose the nature and the amount of the claim, and an estimate of the loss or range of loss, if such an estimate can be made. Legal fees are expensed as incurred. As of December 31, 2019 and June 30, 2020, the Company was not a party to any legal proceedingsthat, individually or in the aggregate, are reasonably expected to have a material adverse effect on the Company’s consolidated results of operations, financial condition or cash flows. However, the results of these matters cannot be predicted with certainty, and an unfavorable resolution of one or more matters could have a material adverse effect on the Company’s consolidated results of operations, financial condition or cash flows.

Letters of Credit

The Company has obtained stand-by letters of credit totaling $1.9 million to satisfy conditions under two lease agreements. The Company is required to maintain a cash deposit of $1.9 million with the financial institution that issued the stand-by letters of credit, which is classified as “Restricted cash” within the condensed consolidated balance sheets as of December 31, 2019 and June 30, 2020, respectively.

Other Matters

The Company enters into agreements with third parties in the ordinary course of business that may contain indemnification provisions. In the event that an indemnification claim is asserted, the Company’s liability, if any, would be limited by the terms of the applicable agreement. Historically, the Company has not incurred material costs to defend lawsuits or settle claims related to indemnification provisions.

10. Commitments and Contingencies

Operating Leases

The Company leases office space, certain facilities and equipment under operating lease agreements that expire at various dates. Future minimum payments under non-cancelable operating leases with initial terms of one year or more consisted of the following as of December 31, 2019:

Year Ending December 31,
(in thousands)
2020	$5,509
2021	4,909
2022	3,204
2023	3,026
2024	2,746
Thereafter	699

Total future minimum lease payments	$20,093

Rent expense was $5.7 million and $7.2 million for the years ended December 31, 2018 and 2019, respectively. Certain of the Company’s lease agreements contain escalation clauses, and accordingly, the Company records the rent expense on a straight-line basis over the lease term. Deferred rent is recorded within “Accrued expenses” in the consolidated balance sheets.

Litigation

From time to time, the Company is involved in various claims and legal actions that arise in the ordinary course of business. As of December 31, 2018 and 2019, the Company was not a party to any legal proceedings, that individually or in the aggregate, are reasonably expected to have a material adverse effect on the Company’s consolidated results of operations, financial condition or cash flows. However, the results of these matters cannot be predicted with certainty, and an unfavorable resolution of one or more matters could have a material adverse effect on the Company’s consolidated results of operations, financial condition or cash flows.

Letters of Credit

The Company has obtained stand-by letters of credit totaling $1.9 million to satisfy conditions under two lease agreements. The Company is required to maintain a cash deposit of $1.9 million with the financial institution that issued the stand-by letters of credit, which is classified as “Restricted cash” within the consolidated balance sheets as of December 31, 2018 and 2019, respectively.

Other Matters

The Company enters into agreements with third parties in the ordinary course of business that may contain indemnification provisions. In the event that an indemnification claim is asserted, the Company’s liability, if any, would be limited by the terms of the applicable agreement. Historically, the Company has not incurred material costs to defend lawsuits or settle claims related to indemnification provisions.